Leases (Details) - Schedule of Future Minimum Payments Required Under the Lease Obligations	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of Future Minimum Payments Required Under the Lease Obligations [Abstract]
2023
Total Lease payments
Less: Amount Representing Interest
Total lease obligation